Business Combinations and Divestitures - Qualtrics International Inc (Details) - Qualtrics International Inc. [Member] $ / shares in Units, € in Millions, shares in Millions, $ in Billions		12 Months Ended
	Mar. 13, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 13, 2023 USD ($) $ / shares shares	Mar. 13, 2023 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Shares agreed to sell. | shares				423	423
Cash per share | $ / shares				$ 18.15
Total Purchase Price For Sale Of Qualtrics | $				$ 7.7
Hedged purchase price from sale of Qualtrics. | $				$ 7.1
Disposal gain	€ 3,562	€ 3,562	€ 0
Purchase Price Less the Cost Of Disposal	7,003
Net Assets As Of Disposal Date					€ 5,800
Goodwill As Of Disposal Date					4,007
Other Intangible Assets As Of Disposal Date					1,294
Non-Controlling Interests As Of Disposal Date					€ 2,337
Other Comprehensive Income As Of Disposal Date	22
Taxes	799	€ 799	€ (64)
Cash flows from sale of Qualtrics	7,068
Cash and cash equivalents of Qualtrics	€ 713